Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [Line Items]
Revenues	$ 1,423	$ 1,311	$ 2,910	$ 2,690
Adjusted EBITDA	355	348	752	778
Fair value adjustments (see note 5)	(2)	(1)	(3)	(4)
Depreciation	(38)	(29)	(72)	(59)
Other operating gains, net	261	14	305	12
Operating profit	447	204	721	472
Net interest expense	(37)	(81)	(72)	(159)
Other finance (costs) income	(18)	14	(29)	21
Share of post-tax (losses) earnings in equity method investments	(126)	2	(223)	4
Tax (expense) benefit	(50)	3	(55)	(24)
Earnings from continuing operations	216	142	342	314
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	603	593	1,197	1,178
Adjusted EBITDA	232	198	459	389
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	318	296	670	625
Adjusted EBITDA	102	95	220	206
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	182	176	404	393
Adjusted EBITDA	60	41	153	121
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	156	72	311	144
Adjusted EBITDA	10	8	26	16
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	164	174	329	351
Adjusted EBITDA	73	76	147	157
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues			(1)	(1)
Corporate costs [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(122)	(70)	(253)	(111)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(104)	(100)	(209)	(198)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (25)	$ (28)	$ (52)	$ (57)